LONG-TERM BORROWINGS DUE TO RELATED PARTY (Tables)	6 Months Ended
Dec. 31, 2024
LONG-TERM BORROWINGS DUE TO RELATED PARTIES
Schedule of long-term borrowings due to related party

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Long-term borrowings due to related parties:	RMB	(Unaudited)	(Unaudited)
Long-term borrowing from a Founder, 3.75% annual interest, three years loan, due in April 29, 2027	¥10,000,000	¥10,000,000	$1,369,994
Total long-term borrowings due to related parties	¥10,000,000	¥10,000,000	$1,369,994